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April 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Smead Funds Trust (the “Trust”)

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus for Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares dated March 30, 2021 for the Smead Value Fund, (ii) the Statement of Additional Information for Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares dated March 30, 2021, (iii) Prospectus for the Class I2 Shares, Class R3 Shares and Class R4 Shares dated March 30, 2021 for the Smead Value Fund, and (iv) the Statement of Additional Information for the Class I2 Shares, Class R3 Shares and Class R4 Shares dated March 30, 2021 for the Smead Value Fund, do not differ from those contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on March 29, 20201 (Accession # 0001193125-21-097842).

If you have any questions, please contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc: S. LeMire